Commitments and Contingencies - Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 13,478		$ 12,437
Variable lease costs	1,660		1,292
Sublease Income	(140)		0
Total lease costs	14,998		13,729
Operating lease right-of-use assets	68,400	[1]	71,174
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	6,517		4,016
Operating cash outflows from operating leases	$ 13,834		$ 13,545
Weighted-average remaining lease term on operating leases	7 years 4 months 24 days	[2]	7 years 9 months 18 days
Weighted-average discount rate on operating leases	2.50%	[3]	2.30%
Right-of-use asset, balance sheet location	Other assets		Other assets
Operating lease liability, balance sheet location	Accounts payable, accrued expenses and other		Accounts payable, accrued expenses and other
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2024	$ 14,806
2025	14,364
2026	14,203
2027	13,025
2028	8,796
2029 to 2038	20,499
Discount	(6,812)
Total discounted operating lease liabilities	$ 78,881	[4]	$ 79,925

[1]	Included in Other assets in the Consolidated Balance Sheets
[2]	Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
[3]	Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
[4]	Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets